Annual Fund Operating Expenses	Dec. 31, 2025
Natixis Oakmark Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2028
Natixis Oakmark Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	0.00%	[2],[3]
Net Expenses (as a percentage of Assets)	1.02%
Natixis Oakmark Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[4]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.02%	[2],[3]
Net Expenses (as a percentage of Assets)	0.73%
Natixis Oakmark Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	0.00%	[2],[3]
Net Expenses (as a percentage of Assets)	1.77%
Natixis Oakmark Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	0.00%	[2],[3]
Net Expenses (as a percentage of Assets)	0.77%
Vaughan Nelson Mid Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2028
Vaughan Nelson Mid Cap Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	0.17%	[5],[6]
Net Expenses (as a percentage of Assets)	1.10%
Vaughan Nelson Mid Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	0.17%	[5],[6]
Net Expenses (as a percentage of Assets)	0.85%
Vaughan Nelson Mid Cap Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	2.02%
Fee Waiver or Reimbursement	0.17%	[5],[6]
Net Expenses (as a percentage of Assets)	1.85%
Vaughan Nelson Mid Cap Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.12%	[5],[6]
Net Expenses (as a percentage of Assets)	0.80%
Loomis Sayles Strategic Alpha Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2028
Loomis Sayles Strategic Alpha Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	0.03%	[8]
Net Expenses (as a percentage of Assets)	0.65%
Loomis Sayles Strategic Alpha Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.05%	[8]
Net Expenses (as a percentage of Assets)	0.70%
Loomis Sayles Strategic Alpha Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[7]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	0.05%	[8]
Net Expenses (as a percentage of Assets)	0.95%
Loomis Sayles Strategic Alpha Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[7]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	0.05%	[8]
Net Expenses (as a percentage of Assets)	1.70%

[1]	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2026, as if reduction had been in effect during the fiscal year ended December 31, 2025. The information has been restated to better reflect anticipated expenses of the Fund.
[2]	Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2028 and may be terminated before then only with the consent of the Fund’s Board of Trustees.
[3]	The Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.03%, 1.78%, 0.73% and 0.78% of the Fund’s average daily net assets for Class A, C, N, and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2028 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[4]	Pursuant to an expense offset arrangement, credits realized as a result of uninvested cash balances may be used to reduce the Fund’s transfer agent expenses. Other expenses are shown net of such reductions of transfer agent expenses of 2 bps.
[5]	Natixis Advisors, LLC (“Natixis Advisors” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.10%, 1.85%, 0.80%, and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class N, and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2028 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class‑by‑class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[6]	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2028 and may be terminated before then only with the consent of the Fund’s Board of Trustees.
[7]	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2026, as if reduction had been in effect during the fiscal year ended December 31, 2025. The information has been restated to better reflect anticipated expenses of the Fund.
[8]	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, 0.65% and 0.70% of the Fund’s average daily net assets for Class A, C, N, and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2028 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.